UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04627
Name of Registrant: Vanguard Convertible Securities Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30th
Date of reporting period: August 31, 2016
Item 1: Schedule of Investments

Vanguard Convertible Securities Fund

Schedule of Investments (unaudited)
As of August 31, 2016

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Convertible Bonds (90.7%)
Consumer Discretionary (12.1%)
Cineplex Inc. Cvt.	4.500%	12/31/18	CAD	5,713	4,607
Ctrip.com International Ltd. Cvt.	1.000%	7/1/20	USD	19,955	22,163
Ctrip.com International Ltd. Cvt.	1.990%	7/1/25	USD	330	386
1 DISH Network Corp. Cvt.	3.375%	8/15/26	USD	12,385	12,919
Iida Group Holdings Co. Ltd. Cvt.	0.000%	6/18/20	JPY	500,000	5,129
K's Holdings Corp. Cvt.	0.000%	12/20/19	JPY	310,000	3,266
1 Liberty Interactive LLC Cvt.	1.750%	9/30/46	USD	11,400	11,827
Liberty Media Corp. Cvt.	1.375%	10/15/23	USD	20,089	20,315
1 Liberty Media Corp. Cvt.	2.250%	9/30/46	USD	7,060	7,250
Live Nation Entertainment Inc. Cvt.	2.500%	5/15/19	USD	1,410	1,503
LVMH Moet Hennessy Louis Vuitton SE Cvt.	0.000%	2/16/21	USD	4,684	4,733
NH Hoteles SA Cvt.	4.000%	11/8/18	EUR	6,100	7,515
NHK Spring Co. Ltd. Cvt.	0.000%	9/20/19	USD	4,450	4,646
Priceline Group Inc. Cvt.	0.350%	6/15/20	USD	19,095	23,940
Priceline Group Inc. Cvt.	0.900%	9/15/21	USD	8,465	8,999
ResortTrust Inc. Cvt.	0.000%	12/1/21	JPY	560,000	5,636
SAF-Holland SA Cvt.	1.000%	9/12/20	EUR	1,200	1,435
Shutterfly Inc. Cvt.	0.250%	5/15/18	USD	6,865	6,998
Sony Corp. Cvt.	0.000%	9/30/22	JPY	566,000	5,842
Steinhoff Finance Holdings GmbH Cvt.	1.250%	8/11/22	EUR	7,800	8,896
Sumitomo Forestry Co. Ltd. Cvt.	0.000%	8/24/18	JPY	430,000	4,255
Suzuki Motor Corp. Cvt.	0.000%	3/31/23	JPY	770,000	8,361
Valeo SA Cvt.	0.000%	6/16/21	USD	5,000	5,213
					185,834
Consumer Staples (3.6%)
Herbalife Ltd. Cvt.	2.000%	8/15/19	USD	27,877	27,668
Marine Harvest ASA Cvt.	0.125%	11/5/20	EUR	8,000	9,623
Sonae Investments BV Cvt.	1.625%	6/11/19	EUR	3,900	4,078
Vector Group Ltd. Cvt.	1.750%	4/15/20	USD	12,065	13,445
					54,814
Energy (4.2%)
BW Group Ltd. Cvt.	1.750%	9/10/19	USD	6,400	5,504
Cheniere Energy Inc. Cvt.	4.250%	3/15/45	USD	10,245	6,320
1 Green Plains Inc. Cvt.	4.125%	9/1/22	USD	5,770	6,354
1 Scorpio Tankers Inc. Cvt.	2.375%	7/1/19	USD	8,940	7,286
SEACOR Holdings Inc. Cvt.	3.000%	11/15/28	USD	10,662	8,776
SM Energy Co. Cvt.	1.500%	7/1/21	USD	7,005	8,266
Technip SA Cvt.	0.875%	1/25/21	EUR	2,600	3,595
TOTAL SA Cvt.	0.500%	12/2/22	USD	8,000	8,144
Weatherford International Ltd. Cvt.	5.875%	7/1/21	USD	9,795	10,824
					65,069
Financials (12.1%)
AmTrust Financial Services Inc. Cvt.	2.750%	12/15/44	USD	12,385	10,434
Apollo Commercial Real Estate Finance Inc.
Cvt.	5.500%	3/15/19	USD	2,907	2,971
Aroundtown Property Holdings plc Cvt.	3.000%	5/5/20	EUR	5,500	8,642
Aroundtown Property Holdings plc Cvt.	1.500%	1/18/21	EUR	6,000	7,404
AYC Finance Ltd. Cvt.	0.500%	5/2/19	USD	2,886	3,117

Azimut Holding SPA Cvt.	2.125%	11/25/20	EUR	10,300	11,834
Beni Stabili SpA SIIQ Cvt.	0.875%	1/31/21	EUR	3,400	3,658
Blackstone Mortgage Trust Inc. Cvt.	5.250%	12/1/18	USD	7,235	7,868
British Land White 2015 Ltd. Cvt.	0.000%	6/9/20	GBP	3,400	4,228
CapitaLand Ltd. Cvt.	2.800%	6/8/25	SGD	15,000	10,740
China Overseas Finance Investment Cayman
V Ltd. Cvt.	0.000%	1/5/23	USD	3,800	3,914
Colony Financial Inc. Cvt.	5.000%	4/15/23	USD	7,359	7,341
Colony Starwood Homes Cvt.	3.000%	7/1/19	USD	1,320	1,469
1 Element Financial Corp. Cvt.	5.125%	6/30/19	CAD	15,464	12,974
1 Element Financial Corp. Cvt.	4.250%	6/30/20	CAD	8,650	6,728
1 Empire State Realty OP LP Cvt.	2.625%	8/15/19	USD	5,720	6,775
Encore Capital Group Inc. Cvt.	3.000%	7/1/20	USD	8,660	6,971
1 Extra Space Storage LP Cvt.	3.125%	10/1/35	USD	4,088	4,438
EZCORP Inc. Cvt.	2.125%	6/15/19	USD	8,986	8,554
Glanbia Co-operative Society Ltd. Cvt.	1.375%	6/9/21	EUR	5,300	6,154
Grand City Properties SA Cvt.	0.250%	3/2/22	EUR	5,700	6,841
Nexity SA Cvt.	0.125%	1/1/23	EUR	6,960	8,164
Portfolio Recovery Associates Inc. Cvt.	3.000%	8/1/20	USD	8,398	7,364
Remgro Jersey GBP Ltd. Cvt.	2.625%	3/22/21	GBP	3,000	4,322
Spirit Realty Capital Inc. Cvt.	2.875%	5/15/19	USD	5,865	6,474
Spirit Realty Capital Inc. Cvt.	3.750%	5/15/21	USD	5,260	5,973
St. Modwen Properties Securities Jersey Ltd.
Cvt.	2.875%	3/6/19	GBP	4,800	6,023
Starwood Property Trust Inc. Cvt.	4.550%	3/1/18	USD	5,116	5,624
					186,999
Health Care (13.4%)
Allscripts Healthcare Solutions Inc. Cvt.	1.250%	7/1/20	USD	9,775	9,952
BioMarin Pharmaceutical Inc. Cvt.	0.750%	10/15/18	USD	12,010	14,735
Depomed Inc. Cvt.	2.500%	9/1/21	USD	8,454	10,441
HealthSouth Corp. Cvt.	2.000%	12/1/43	USD	12,506	14,734
Healthways Inc. Cvt.	1.500%	7/1/18	USD	1,525	2,105
Horizon Pharma Investment Ltd. Cvt.	2.500%	3/15/22	USD	15,701	15,652
Insulet Corp. Cvt.	2.000%	6/15/19	USD	10,614	11,682
Intercept Pharmaceuticals Inc. Cvt.	3.250%	7/1/23	USD	6,030	6,324
Ionis Pharmaceuticals Inc. Cvt.	1.000%	11/15/21	USD	8,315	7,167
Ironwood Pharmaceuticals Inc. Cvt.	2.250%	6/15/22	USD	13,749	14,660
Jazz Investments I Ltd. Cvt.	1.875%	8/15/21	USD	5,078	5,141
1 Medicines Co. Cvt.	2.750%	7/15/23	USD	7,780	8,130
Medidata Solutions Inc. Cvt.	1.000%	8/1/18	USD	12,285	14,404
Nevro Corp. Cvt.	1.750%	6/1/21	USD	8,590	10,533
1 NuVasive Inc. Cvt.	2.250%	3/15/21	USD	17,390	21,770
Qiagen NV Cvt.	0.375%	3/19/19	USD	3,400	3,713
Qiagen NV Cvt.	0.875%	3/19/21	USD	4,600	5,253
Spectranetics Corp. Cvt.	2.625%	6/1/34	USD	10,748	11,346
Terumo Corp. Cvt.	0.000%	12/6/21	JPY	50,000	587
Wright Medical Group Inc. Cvt.	2.000%	2/15/20	USD	8,500	9,143
1 Wright Medical Group NV Cvt.	2.250%	11/15/21	USD	6,665	8,802
					206,274
Industrials (10.5%)
51job Inc. Cvt.	3.250%	4/15/19	USD	6,240	6,575
Aecon Group Inc. Cvt.	5.500%	12/31/18	CAD	1,852	1,497
Airbus Group SE Cvt.	0.000%	6/14/21	EUR	5,800	6,819
Atlas Air Worldwide Holdings Inc. Cvt.	2.250%	6/1/22	USD	605	562
Brenntag Finance BV Cvt.	1.875%	12/2/22	USD	9,500	10,208
Carillion Finance Jersey Ltd. Cvt.	2.500%	12/19/19	GBP	5,600	6,990

CRRC Corp. Ltd. Cvt.	0.000%	2/5/21	USD	5,250	5,427
DP World Ltd. Cvt.	1.750%	6/19/24	USD	7,400	7,389
1 Dycom Industries Inc. Cvt.	0.750%	9/15/21	USD	18,615	20,418
Echo Global Logistics Inc. Cvt.	2.500%	5/1/20	USD	7,795	7,902
GVM Debentures Lux 1 SA Cvt.	5.750%	2/14/18	EUR	7,200	6,265
Huron Consulting Group Inc. Cvt.	1.250%	10/1/19	USD	13,495	13,967
International Consolidated Airlines Group SA
Cvt.	0.625%	11/17/22	EUR	4,900	4,873
Johnson Electric Holdings Ltd. Cvt.	1.000%	4/2/21	USD	4,500	4,759
Keihan Electric Railway Co. Ltd. Cvt.	0.000%	3/30/21	JPY	490,000	4,790
KEYW Holding Corp. Cvt.	2.500%	7/15/19	USD	6,975	6,469
Larsen & Toubro Ltd. Cvt.	0.675%	10/22/19	USD	5,715	5,614
Nagoya Railroad Co. Ltd. Cvt.	0.000%	12/11/24	JPY	750,000	7,941
Prysmian SPA Cvt.	1.250%	3/8/18	EUR	3,300	4,150
Sacyr SA Cvt.	4.000%	5/8/19	EUR	4,400	3,487
Safran SA Cvt.	0.000%	12/31/20	EUR	3,430	4,029
Shimizu Corp. Cvt.	0.000%	10/16/20	JPY	410,000	4,173
Siemens Financieringsmaatschappij NV Cvt.	1.650%	8/16/19	USD	5,250	5,861
1 Tutor Perini Corp. Cvt.	2.875%	6/15/21	USD	11,080	11,939
					162,104
Information Technology (26.3%)
Abigrove Ltd. Cvt.	0.500%	4/29/21	USD	4,000	4,216
Advanced Semiconductor Engineering Inc.
Cvt.	0.000%	3/27/18	USD	6,600	6,409
1 Blackhawk Network Holdings Inc. Cvt.	1.500%	1/15/22	USD	9,505	9,529
1 BroadSoft Inc. Cvt.	1.000%	9/1/22	USD	5,445	7,198
Canadian Solar Inc. Cvt.	4.250%	2/15/19	USD	5,420	4,753
Cardtronics Inc. Cvt.	1.000%	12/1/20	USD	17,247	18,260
1 Ciena Corp. Cvt.	3.750%	10/15/18	USD	7,750	9,731
Citrix Systems Inc. Cvt.	0.500%	4/15/19	USD	33,580	38,638
1 CSG Systems International Inc. Cvt.	4.250%	3/15/36	USD	9,290	10,178
1 Cypress Semiconductor Corp. Cvt.	4.500%	1/15/22	USD	14,205	15,821
1 DH Corp. Cvt.	5.000%	9/30/20	CAD	13,003	10,019
Econocom Group Cvt.	1.500%	1/15/19	EUR	6,518	8,574
Electronics For Imaging Inc. Cvt.	0.750%	9/1/19	USD	15,980	17,288
Envestnet Inc. Cvt.	1.750%	12/15/19	USD	5,920	5,824
Euronet Worldwide Inc. Cvt.	1.500%	10/1/44	USD	11,974	14,608
1 Inphi Corp. Cvt.	1.125%	12/1/20	USD	13,457	17,200
InterDigital Inc. Cvt.	1.500%	3/1/20	USD	16,582	19,080
j2 Global Inc. Cvt.	3.250%	6/15/29	USD	18,896	22,368
1 Knowles Corp. Cvt.	3.250%	11/1/21	USD	10,115	10,608
Microchip Technology Inc. Cvt.	1.625%	2/15/25	USD	21,330	27,449
Micron Technology Inc. Cvt.	3.000%	11/15/43	USD	25,910	23,125
Nuance Communications Inc. Cvt.	1.500%	11/1/35	USD	2,222	2,100
NXP Semiconductors NV Cvt.	1.000%	12/1/19	USD	16,409	18,635
1 Pandora Media Inc. Cvt.	1.750%	12/1/20	USD	8,140	8,862
Proofpoint Inc. Cvt.	0.750%	6/15/20	USD	9,800	11,601
Rovi Corp. Cvt.	0.500%	3/1/20	USD	18,299	18,722
Semiconductor Manufacturing International
Corp. Cvt.	0.000%	7/7/22	USD	7,750	8,641
1 SunPower Corp. Cvt.	4.000%	1/15/23	USD	3,925	2,885
Synchronoss Technologies Inc. Cvt.	0.750%	8/15/19	USD	10,895	11,596
TTM Technologies Inc. Cvt.	1.750%	12/15/20	USD	10,688	13,340
Workday Inc. Cvt.	0.750%	7/15/18	USD	3,635	4,287
Workday Inc. Cvt.	1.500%	7/15/20	USD	3,450	4,282
					405,827

Materials (6.4%)
APERAM Cvt.	0.625%	7/8/21	USD	7,400	8,686
Bekaert SA Cvt.	0.000%	6/9/21	EUR	3,500	3,914
Buzzi Unicem SPA Cvt.	1.375%	7/17/19	EUR	3,600	5,283
Cemex SAB de CV Cvt.	3.720%	3/15/20	USD	18,082	19,416
Cemex SAB de CV Cvt.	3.720%	3/15/20	USD	9,765	10,528
1 Chemtrade Logistics Income Fund Cvt.	5.250%	6/30/21	CAD	5,331	4,140
Kansai Paint Co. Ltd. Cvt.	0.000%	6/17/22	JPY	430,000	4,343
OCI Cvt.	3.875%	9/25/18	EUR	4,600	4,751
RTI International Metals Inc. Cvt.	1.625%	10/15/19	USD	12,320	13,105
1 Silver Standard Resources Inc. Cvt.	2.875%	2/1/33	USD	5,145	5,071
Stillwater Mining Co. Cvt.	1.750%	10/15/32	USD	9,972	11,599
Teijin Ltd. Cvt.	0.000%	12/12/18	JPY	80,000	856
Teijin Ltd. Cvt.	0.000%	12/10/21	JPY	610,000	6,868
					98,560
Telecommunication Services (0.5%)
America Movil SAB de Cvt.	0.000%	5/28/20	EUR	7,600	8,345

Utilities (1.6%)
Northland Power Inc. Cvt.	5.000%	6/30/19	CAD	2,661	2,327
Northland Power Inc. Cvt.	4.750%	6/30/20	CAD	6,225	5,417
1 NRG Yield Inc. Cvt.	3.250%	6/1/20	USD	5,010	4,900
1 Pattern Energy Group Inc. Cvt.	4.000%	7/15/20	USD	10,190	10,406
Superior Plus Corp. Cvt.	6.000%	6/30/19	CAD	2,522	1,992
					25,042
Total Convertible Bonds (Cost $1,338,867)					1,398,868
				Shares
Convertible Preferred Stocks (6.8%)
Consumer Staples (0.8%)
Bunge Ltd. Pfd.	4.875%			129,625	12,614

Energy (1.9%)
Hess Corp. Pfd.	8.000%			36,000	2,386
Kinder Morgan Inc. Pfd.	9.750%			91,500	4,569
McDermott International Inc. Pfd.	6.250%			283,700	5,308
Southwestern Energy Co. Pfd.	6.250%			396,200	12,839
WPX Energy Inc. Pfd.	6.250%			86,900	5,005
					30,107
Financials (2.0%)
American Tower Corp. Pfd.	5.500%			199,500	21,833
1 Mandatory Exchangeable Trust Pfd.	5.750%			76,000	9,156
					30,989
Health Care (1.5%)
Allergan plc Pfd.	5.500%			27,162	22,561

Information Technology (0.5%)
Belden Inc. Pfd.	6.750%			66,700	7,153

Telecommunication Services (0.1%)
Frontier Communications Corp. Pfd.	11.125%			22,025	1,991

Total Convertible Preferred Stocks (Cost $102,875)					105,415

Temporary Cash Investment (1.9%)
Money Market Fund (1.9%)
2 Vanguard Market Liquidity Fund (Cost
$29,938)	0.612%	299,383	29,941

Total Investments (99.4%) (Cost $1,471,680)			1,534,224
Other Assets and Liabilities-Net (0.6%)3			8,992
Net Assets (100%)			1,543,216

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the aggregate value of these securities was $283,314,000, representing 18.4% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Cash of $5,189,000 has been segregated as collateral for open forward currency contracts.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
SGD—Singapore dollar.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Convertible Securities Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of August 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Convertible Bonds	—	1,398,868	—
Convertible Preferred Stocks	16,309	89,106	—
Temporary Cash Investments	29,941	—	—
Forward Currency Contracts—Assets	—	502	—
Forward Currency Contracts—Liabilities	—	(3,570)	—
Total	46,250	1,484,906	—

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At August 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts, except for Singapore dollar currency contracts, is treated as realized gain (loss) for tax purposes.

Convertible Securities Fund

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	10/20/16	JPY	240,000	USD	2,269	55
UBS AG	10/20/16	GBP	1,180	USD	1,562	(11)
UBS AG	10/20/16	JPY	144,113	USD	1,421	(25)
UBS AG	10/20/16	EUR	227	USD	254	—
UBS AG	10/20/16	USD	142,106	EUR	128,665	(1,727)
UBS AG	10/20/16	USD	61,453	JPY	6,530,515	(1,805)
UBS AG	10/20/16	USD	50,632	CAD	66,075	234
UBS AG	10/20/16	USD	21,668	GBP	16,430	68
UBS AG	10/20/16	USD	10,685	SGD	14,522	28
UBS AG	10/20/16	USD	3,765	EUR	3,328	44
UBS AG	10/20/16	USD	3,270	JPY	330,000	73
UBS AG	10/20/16	USD	1,030	GBP	785	(2)
						(3,068)
Refer to the Schedule of Investments for currency abbreviations.

E. At August 31, 2016, the cost of investment securities for tax purposes was $1,471,680,000. Net unrealized appreciation of investment securities for tax purposes was $62,544,000, consisting of unrealized gains of $100,022,000 on securities that had risen in value since their purchase and $37,478,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CONVERTIBLE SECURITIES FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 17, 2016
VANGUARD CONVERTIBLE SECURITIES FUND
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 17, 2016

* By:/s/ ANNE E. ROBINSON
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548, Incorporated by Reference.